Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of Debt
The Company’s debt at December 31, 2019 and 2018 consisted of the following (in thousands):

	December 31, 2019
	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs (1)	Net Carrying Amount
Long-Term Debt:
Senior Secured Revolving Credit Facilities	$245,000	$—	$—	245,000
8.875% Senior Secured Notes Due 2022	270,000	(1,645)	(451)	267,904
7.875% Senior Secured Notes Due 2022	900,000	15,480	(9,532)	905,948
7.625% Senior Notes Due 2023	400,000	—	(3,081)	396,919
8.500% Senior Secured Notes Due 2024	225,000	—	(4,431)	220,569
Term Loan - noncurrent	791,775	—	(7,822)	783,953
Total Long-Term Debt	2,831,775	13,835	(25,317)	2,820,293
Current Debt:
8.75% Senior Notes due 2020	454,299	742	$(1,721)	453,320
Term Loan - current	8,100	—	—	8,100
Total Current Debt	462,399	742	(1,721)	461,420
Total Debt	$3,294,174	$14,577	$(27,038)	$3,281,713

	December 31, 2018
	Outstanding Principal	Unamortized Premium (Discount)	Unamortized Deferred Financing Costs (1)	Net Carrying Amount
Long-Term Debt:
8.75% Senior Notes due 2020	$679,299	$2,230	$(5,380)	$676,149
8.875% Senior Secured Notes Due 2022	270,000	(2,122)	(602)	267,276
7.875% Senior Secured Notes Due 2022	900,000	20,178	(12,799)	907,379
7.625% Senior Notes Due 2023	400,000	—	(3,922)	396,078
Term Loan - noncurrent	799,875	—	(9,662)	790,213
Total Long-Term Debt	3,049,174	20,286	(32,365)	3,037,095
Term Loan - current	8,100	—	—	8,100
Total Debt	$3,057,274	$20,286	$(32,365)	$3,045,195

(1) Unamortized deferred financing costs related to the revolving credit facilities included in deferred financing costs, net on the consolidated balance sheets at December 31, 2019 and 2018 was $1.1 million and $2.1 million, respectively.

Schedule Of Other Expense And Loss On Extinguishment And Deferred Financing Costs
As a result of these analyses, the following amounts of other expense and loss on extinguishment and deferred financing costs were recorded (in thousands):

	Other expense and loss on extinguishment				Deferred financing costs
Issuance	Original premium extinguished	Previously deferred financing costs extinguished	New financing costs	Total other expense and loss on extinguishment	Previously deferred financing rolled over	New deferred financing costs	Total deferred financing costs
For the year ended December 31, 2019
2024 Notes May 2019 issuance	$(588)	$1,395	$—	$807	$—	$4,956	$4,956

For the year ended December 31, 2018
Term Loan September 2018 issuance	(953)	4,207	11,317	14,571	—	10,275	10,275

For the year ended December 31, 2017
2023 Notes August 2017 issuance	—	1,408	8,881	10,289	473	4,569	5,042
2022 Notes February 2017 issuance	—	3,259	9,491	12,750	1,476	6,076	7,552
Total	$—	$4,667	$18,372	$23,039	$1,949	$10,645	$12,594

Schedule of Deferred Financing Activity
The following table presents deferred financing activity for the years ended December 31, 2019 and 2018 (in thousands):

	Unamortized Deferred Financing Costs
	Balance December 31, 2018	Additions	Early Extinguishment	Amortized	Balance December 31, 2019
Revolving Credit Facility	$2,058	$—	$—	$(935)	$1,123
2020 Notes	5,380	—	(1,395)	(2,264)	1,721
2022 Private Placement Notes	602	—	—	(151)	451
2022 Notes	12,799	—	—	(3,267)	9,532
2023 Notes	3,922	—	—	(841)	3,081
2024 Notes	—	4,956	—	(525)	4,431
Term Loan	9,662	—	—	(1,840)	7,822
Total Deferred Financing Costs	$34,423	$4,956	$(1,395)	$(9,823)	$28,161

	Unamortized Deferred Financing Costs
	Balance December 31, 2017	Additions	Early Extinguishment	Amortized	Balance December 31, 2018
Revolving Credit Facility	$3,099	$—	$—	$(1,041)	$2,058
2019 Notes	2,877	—	(1,877)	(1,000)	—
2020 Notes	11,209	—	(2,330)	(3,499)	5,380
2022 Private Placement Notes	752	—	—	(150)	602
2022 Notes	16,067	—	—	(3,268)	12,799
2023 Notes	4,762	—	—	(840)	3,922
Term Loan	$—	$10,275	$—	$(613)	9,662
Total Deferred Financing Costs	$38,766	$10,275	$(4,207)	$(10,411)	$34,423